Transfer of financial assets	12 Months Ended
Mar. 31, 2018
Transfers and Servicing [Abstract]
Transfer of financial assets
6.	Transfer of financial assets

Sony has established several accounts receivable sales programs mainly within the HE&S, IP&S and MC segments. Through these programs, Sony can sell receivables to a commercial bank or a special purpose entity associated with a sponsor bank. Total receivables sold during the fiscal years ended March 31, 2016, 2017 and 2018 were 53,267 million yen, 73,185 million yen and 84,718 million yen, respectively. These transactions are accounted for as sales in accordance with the accounting guidance for transfers of financial assets, because Sony has relinquished control of the receivables. Sony includes the sales proceeds from these receivables as cash flows within operating activities in the consolidated statement of cash flows because the receivables are the result of operating activities and are short term in nature. Gains and losses from these transactions were insignificant. Although Sony continues servicing the receivables subsequent to being sold or contributed, no servicing assets or liabilities are recorded as the costs of collection of the sold receivables and the income from servicing such receivables are insignificant.

Certain of the accounts receivable sales programs above also involve VIEs. Refer to Note 23.